Changes in Accrued Restructuring Charges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance	¥ 38,404		¥ 32,933		¥ 20,559
Sony Ericsson acquisition					10,979
Restructuring costs	75,570		74,386		52,645
Non-cash charges	(18,991)		(5,161)		(20,428)
Cash payments	(53,194)		(68,240)		(29,790)
Adjustments	3,971		4,486		(1,032)
Accrued restructuring charges, ending balance	45,760		38,404		32,933
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance	32,729		24,997		15,585
Sony Ericsson acquisition					8,789
Restructuring costs	41,820		62,752		25,453
Non-cash charges
Cash payments	(46,017)		(58,518)		(24,928)
Adjustments	3,312		3,498		98
Accrued restructuring charges, ending balance	31,844		32,729		24,997
Non-cash write-downs and disposals, net
Restructuring Cost and Reserve [Line Items]
Restructuring costs	18,991	[1]	5,161	[1]	20,428	[1]
Non-cash charges	(18,991)	[1]	(5,161)	[1]	(20,428)	[1]
Cash payments		[1]
Adjustments		[1]
Accrued restructuring charges, ending balance		[1]
Other associated costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance	5,675		7,936		4,974
Sony Ericsson acquisition					2,190
Restructuring costs	14,759		6,473		6,764
Non-cash charges
Cash payments	(7,177)		(9,722)		(4,862)
Adjustments	659		988		(1,130)
Accrued restructuring charges, ending balance	¥ 13,916		¥ 5,675		¥ 7,936

[1]	Significant asset impairments excluded from restructuring charges are described below.